Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Receivables [Abstract]
Beginning balance	$ 751	$ 1,399	$ 1,180
Charge during the year	329	146	576
Written-off	(374)	(794)	(357)
Ending balance	$ 706	$ 751	$ 1,399